Statements of Changes in Net Assets Available for Benefits - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 029
Additions:
Interest income from participant notes receivable	$ 2,178,219	$ 1,894,790
Contributions from employer	45,298,624	44,772,342
Contributions from participating employees	112,683,567	109,503,671
Net investment income from plan interest in Master Trust	342,345,488	168,110,362
Total additions	502,505,898	324,281,165
Deductions:
Withdrawals	264,599,117	226,957,431
Other	605,609	434,164
Total deductions	265,204,726	227,391,595
Net increase before transfers from (to) other qualified plans	237,301,172	96,889,570
Transfers from other qualified plans	7,029,319	11,339,382
Transfers to other qualified plans	(2,164,207)	(166,772)
Net increase	242,166,284	108,062,180
Net assets available for benefits at beginning of year	2,315,691,935	2,207,629,755
Net assets available for benefits at end of year	2,557,858,219	2,315,691,935
EBP 030
Additions:
Interest income from participant notes receivable	2,486,247	2,168,980
Contributions from employer	28,407,508	26,916,514
Contributions from participating employees	54,045,863	51,705,168
Net investment income from plan interest in Master Trust	107,647,640	38,541,556
Total additions	192,587,258	119,332,218
Deductions:
Withdrawals	93,971,471	83,628,629
Other	962,177	916,313
Total deductions	94,933,648	84,544,942
Net increase before transfers from (to) other qualified plans	97,653,610	34,787,276
Transfers from other qualified plans	101,140	166,772
Transfers to other qualified plans	(13,094,090)	(11,339,382)
Net increase	84,660,660	23,614,666
Net assets available for benefits at beginning of year	703,393,387	679,778,721
Net assets available for benefits at end of year	$ 788,054,047	$ 703,393,387